SCHEDULE OF CHANGE IN CONVERTIBLE PROMISSORY NOTE OF FAIR VALUE (Details) - Gravitics Inc [Member] - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Balance at December 31, 2024	$ 5,739		$ 4,248	$ 4,248
Change in fair value	643	$ 454	(583)	(1,159)	$ 1,108
Conversion to equity	(10,752)
Balance at December 31, 2025				5,739	4,248
Settlements	10,752
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at December 31, 2024	5,739	4,457	4,248	4,248	4,819
Change in fair value	3,449	620	270	1,858	1,246
Repayment of interest, including $92 PIK interest	(80)	(245)	(61)	(367)	(749)
Conversion to equity	(9,108)				1,068
Balance at December 31, 2025		4,832	4,457	5,739	4,248
Settlements	9,108				(1,068)
Fair Value, Inputs, Level 3 [Member] | Convertible Debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at December 31, 2024	4,965	3,906	3,728	3,728	4,433
Change in fair value	2,986	528	239	1,604	1,112
Repayment of interest, including $92 PIK interest	(80)	(245)	(61)	(367)	(749)
Conversion to equity	(7,871)				1,068
Balance at December 31, 2025		4,189	3,906	4,965	3,728
Settlements	7,871				(1,068)
Fair Value, Inputs, Level 3 [Member] | Related Party Convertible Debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at December 31, 2024	774	551	520	520	386
Change in fair value	463	92	31	254	134
Repayment of interest, including $92 PIK interest
Conversion to equity	(1,237)
Balance at December 31, 2025		$ 643	$ 551	$ 774	520
Settlements	$ 1,237